SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregated Revenues and Mining Assets Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment information
Deferred Revenues	$ 102,300	$ 11,100	$ 10,300
Revenue	333,342	394,661	186,387
Non-current assets	262,285		208,142
Singapore
Segment information
Revenue	27,591	79,537	90,808
Non-current assets	46,306		7,481
Asia Excluding Singapore
Segment information
Revenue	136,901	211,805	57,146
North America
Segment information
Revenue	141,174	75,559	24,063
Non-current assets	170,439		181,864
Europe
Segment information
Revenue	19,075	15,487	7,755
Non-current assets	45,540		18,797
Other Countries
Segment information
Revenue	$ 8,601	$ 12,273	$ 6,615